Trade and Other Payables - Summary of Unsecured Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	$ 4,277,218	$ 998,258
Sundry payables and accrued expenses	8,797,038	7,171,820
Employee entitlements	246,667	354,063
Total	$ 13,320,923	$ 8,524,141